Long Term Debt - Covenant and Amendments Description (Details)	6 Months Ended
Jun. 30, 2012
Nordea Loan Amendment [Member]
Line of credit facility [Line Items]
Financial covenants	Following the amendment, through December 31, 2013, the facility contains financial covenants requiring the Company to maintain: (i) minimum liquidity of no less than $1.0 million per collateral vessel plus, in the aggregate, $10.0 million; (ii) a leverage ratio (as adjusted to reflect the fair market values of the vessels wholly owned by the Company) of no more than 0.9:1:0; (iii) a net worth, based on book values, of no less than $750.0 million; (iv) a ratio of EBITDA (as defined in the loan agreement) to gross interest expense of no less than 1.75:1.00 in the first half of 2012, and 1.25:1.00 during the eighteen-month period from July 1, 2012 until December 31, 2013; and (v) an aggregate fair market value of vessels serving as collateral for the facility at all times of no less than 80% of the outstanding principal amount of the facility in 2012, 100% of the outstanding principal amount of the facility in the first half of 2013, and 110% of the outstanding principal amount of the facility in the second half of 2013. In addition, under the amended facility, investments, cash dividends and share repurchases are allowed, as long as, among other things, the Company is in compliance with the original loan covenants and there are no deferred installments outstanding.
Loan Amendment Disclosure	In March 2012, the Company reached an agreement with all the lenders under the Nordea credit facility, for the amendment, for a period from March 30, 2012 through December 31, 2013. Under the amendment, the Company may defer to the balloon payment at the end of the facility's term in 2016 the repayment of one or more principal installments falling due after the date of execution of the amendment and prior to July 2, 2013 (inclusive), provided that: (i) at least $20.0 million out of the $30.0 million that the Company is required to raise has been raised through an equity offering or has been deposited into the escrow account discussed above and is held in such account until such amount is raised; (ii) after giving effect to the deferral of any principal repayment, each principal installment falling due after December 31, 2012 is at least $6.0 million; (iii) the aggregate amount of principal so deferred does not exceed $100.0 million; (iv) no event of default shall have occurred and be continuing; (v) the Company is in compliance with the financial covenants, as amended; and (vi) the applicable margin for any such deferred amount shall increase to 4%. Under the terms of the amended facility, the Company will have to apply any consolidated excess cash flow, calculated on a quarterly basis, towards repayment of any out-standing principal amount so deferred. The Nordea credit facility defines excess cash flow as an amount equal to reported EBITDA (as defined in the loan agreement) less dry docking and special survey cost, net interest expenses (including payments due under the Company's current swap agreements) and less payments of loan principals under the Company's current loan agreements. Following the amendment and until the expiry of the waiver period, the applicable margin increased to 2.75% and 2.5% thereafter through maturity, while the applicable margin for any deferred principal amount increased to 4.0% per annum.
Credit Suisse Loan Amendment [Member]
Line of credit facility [Line Items]
Financial covenants	In particular, the amended facility, through December 31, 2013, contains financial covenants requiring the Company to maintain: (i) minimum liquidity of no less than $1.0 million per collateral vessel plus, in the aggregate, $10.0 million; (ii) a leverage ratio (as adjusted to reflect the fair market values of the vessels wholly owned by the Company) of no more than 100% for the period from December 31, 2011 to December 31, 2012 and 90% thereafter until December 31, 2013; (iii) a net worth, based on book values, of no less than $750.0 million; (iv) a ratio of EBITDA (as defined in the loan agreement) to gross interest expense of no less than 1.75:1.00 in the first half of 2012, and 1.25:1.00 during the eighteen-month period from July 1, 2012 until December 31, 2013; and (v) an aggregate fair market value of vessels serving as collateral for the facility at all times of no less than 80% of the outstanding principal amount of the facility for the period from December 31, 2011 to December 31, 2012, 100% of the outstanding principal amount of the facility in the first half of 2013, and 110% of the outstanding principal amount of the facility in the second half of 2013. In addition, under the amended facility, the period during which cash dividends and share repurchases are suspended will be extended until December 31, 2013 at the latest.
Loan Amendment Disclosure	Following the Nordea facility amendment, the Company reached an agreement with Credit Suisse to similarly amend its credit facility, requiring the Company to comply with a number of covenants, including financial covenants related to leverage, consolidated net worth, liquidity and interest coverage, dividends and collateral maintenance requirements, most of which are in principle and calculation substantially similar to the covenants described under the amended Nordea credit facility. The applicable margin under the facility increased to 2.65% from April 1, 2012 until the loan maturity and the amount of $11.8 million pledged with Credit Suisse will remain pledged until December 31, 2013 and it may be released thereafter to the extent that the Company complies with the security clause which changes to 135% from January 1, 2014 until the loan maturity.
Abn And Dvb Loan Amendment [Member]
Line of credit facility [Line Items]
Financial covenants	Further to the covenants amendments in line with Nordea credit facility, the financial covenant under ABN credit facility requiring the Company to maintain a ratio of total net debt to EBITDA (as defined in the loan agreement) of not greater than 6.0:1.0 will be waived until December 31, 2013, while the aggregate fair market value of the vessel shall be at all times no less than 90% of the outstanding principal amount of the facility in 2012, 100% of the outstanding principal amount of the facility in the first half of 2013, and 110% of the outstanding principal amount of the facility in the second half of 2013. During the waiver period the applicable margin will increase to 3.05%.
Loan Amendment Disclosure	Similarly to the financial covenants' amendments discussed above, the Company reached an agreement with each of DVB and ABN to amend their respective bilateral credit facilities. The DVB credit facility was amended in line with Nordea credit facility, with the exception of the value security clause which remained as per the initial agreement.